INVESTMENT SECURITIES (Details)	Dec. 31, 2020 CNY (¥)
Equity securities with readily determinable fair value:
Equity securities with readily determinable fair value	¥ 50,000
Total	50,000
Others.
Equity securities with readily determinable fair value:
Equity securities with readily determinable fair value	¥ 50,000